Form N-1A Supplement	Apr. 15, 2026
Calamos Autocallable Growth ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Calamos Autocallable Growth ETF

(the “Fund”)

Supplement dated April 15, 2026

to the Fund’s Prospectus dated April 13, 2026, as supplemented from time to time

This supplement updates certain information contained in the Fund’s prospectus and should be attached to the prospectus and retained for future reference.

Capitalized terms not defined herein have the same meaning as in the Fund’s prospectus.